CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Shares	Common Stock Amount	Paid-in Additional Capital	Treasury Shares	Retained Earnings	Translation Differences	Other Reserves	Total Equity
Balance at beginning of period (Restated [member]) at Dec. 31, 2017		$ 142,417,407	$ 1,424	$ 1,140,794		$ (226,821)	$ 85	$ 5,676	$ 921,158
Balance at beginning of period (Previously stated [member]) at Dec. 31, 2017		142,417,407	1,424	1,140,794		(222,087)	85	5,676	925,892
Balance at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017						(4,734)			(4,734)
Net income/(loss) after tax attributable to owners of parent	$ (58,910)					(58,910)			(58,910)
Other comprehensive income/(loss)	(63)						(63)		(63)
Total comprehensive income/(loss)	(58,974)					(58,910)	(63)		(58,974)
Cash dividends declared and paid						(8,615)			(8,615)
Purchase of treasury shares	0
Issuance of convertible bonds	39,346			3,165					3,165
Purchase of convertible bonds				(1,613)					(1,613)
Compensation related to options and restricted stock		1,175,136	12	6,414				(4,161)	2,264
Balance at end of period at Sep. 30, 2018		143,592,543	1,436	1,148,761		(294,346)	22	1,514	857,387
Balance at beginning of period at Dec. 31, 2018	861,668	142,700,046	1,427	1,145,107	$ (1,364)	(285,383)	32	1,848	861,668
Net income/(loss) after tax attributable to owners of parent	(2,178)					(2,178)			(2,178)
Other comprehensive income/(loss)	(45)						(45)		(45)
Total comprehensive income/(loss)	(2,223)					(2,178)	(45)		(2,223)
Cash dividends declared and paid						(21,345)			(21,345)
Purchase of treasury shares	(3,248)				(3,248)				(3,248)
Retirement of treasury shares		(1,061,241)	(11)	(4,602)	$ 4,612				0
Issuance of convertible bonds	(7)
Compensation related to options and restricted stock		780,136	8	2,594				(725)	1,877
Balance at end of period at Sep. 30, 2019	$ 836,728	$ 142,418,941	$ 1,424	$ 1,143,100		$ (308,905)	$ (13)	$ 1,123	$ 836,728